                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6362

                           Van Kampen Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/05

  Item 1. Report to Shareholders



  The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Trust performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of October 31, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 10/31/05

MUNICIPAL TRUST
SYMBOL: VKQ
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (9/27/91)            7.49%         6.42%

10-year                              6.97          6.75

5-year                               8.18          8.72

1-year                               3.40          0.01
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2005

Van Kampen Municipal Trust is managed by the Adviser's Municipal Fixed Income team.(1) Current members include Thomas Byron, Vice President; Robert Wimmel, Vice President; and John Reynoldson, Executive Director.

MARKET CONDITIONS

During the 12-month period ended October 31, 2005, the economy grew at a good pace, with reasonable gains in employment and sustained strength in consumer spending. Although oil prices soared, core inflation (which excludes food and energy) remained relatively benign. Continuing with the course it began in June of 2004, the Federal Open Market Committee (the Fed) raised the federal funds target rate eight times during the period. Through a "measured pace" of 25 basis point increments, the Fed brought the rate to 3.75 percent at the end of the reporting period. While the yields of short- and intermediate-term bonds moved upward in concert with the Fed's actions, the yields of long-term bonds ended the period virtually unchanged. As a result, the yield curve (which charts the difference between short-term and long-term rates) flattened.

Against this backdrop, total returns across the municipal bond market varied dramatically, with long maturity bonds outperforming short-term issues by a wide margin. As investors sought income in an environment of historically low rates, BBB rated and non-rated bonds significantly outperformed high grade debt, and credit spreads tightened markedly. Strong and steady flows of new cash into high yield municipal funds added to the demand for lower rated issues.

Sectors with a preponderance of lower rated credits performed with particular strength. Tobacco revenue bonds were by far the best performing sector, supported by overall spread tightening as well as by increasing investor confidence regarding the extent of tobacco companies' future litigation risk. Health care bonds (hospitals and long-term care facilities) also fared well, boosted by strong investor demand.

Municipal bond issuance remained robust in 2005, with $336 billion of debt brought to market in the first 10 months of the year, a pace on track to beat the record issuance of 2003. Refunding activity represented a good portion of this activity, as issuers sought to refinance higher cost debt at lower prevailing interest rates. Bonds backed by insurance dominated issuance and increased their market penetration to nearly 60 percent.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the trust underperformed its benchmark.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2005

----------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS
        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

       3.40%        0.01%              2.54%
----------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

Throughout the period, we followed our long-standing practice of trading between liquid, high quality securities which our analysis identified as compelling total return opportunities. Our strategy involves buying these bonds when we believe they are attractively valued, and selling them when they reach our return targets. We then invest the proceeds into bonds with greater potential for future total return.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive, thereby tempering its benefits.

We positioned the portfolio to reflect our belief that the yield curve would continue to flatten, with short-term yields rising more rapidly than long-term yields. Accordingly, we sold short- and intermediate-term bonds, including bonds that had been pre-refunded over time. We purchased bonds with maturities of 25 years and longer, favoring bonds with premium (above-market) coupons and, when possible, defensive interest rate characteristics. As the yield curve flattened, the trust was advantageously positioned during the period. We also adopted a more defensive duration stance as the period progressed. (Duration is a measure of interest rate sensitivity.)

At of the end of the reporting period, securities rated AA or better represented 75 percent of the portfolio. However, we also actively sought opportunities to increase the trust's yield, while adhering to our exacting criteria. At the close of the period, the trust's allocation to securities rated BBB and below was 18 percent. Among these higher yielding holdings, we initiated a position in BBB rated tobacco revenue bonds, after our thorough research suggested manageable litigation risk. Non-rated bonds also contributed to performance; at the close of the period, these represented one-third of the trust's allocation to securities rated BBB and below. We note that we generally purchase non-rated issues only if our extensive analysis indicates the bonds offer compelling merits and credit strength comparable to investment-grade bonds. Overall, the trust's exposure to higher-yielding bonds benefited performance.

Consistent with our long-standing practice, the trust was well diversified among the major sectors of the municipal market, with an emphasis on essential services. The largest sectors at the end of the period were general purpose, hospital and public education.

In October, Van Kampen Trust for Investment Grade Municipals was reorganized into Van Kampen Municipal Trust. We believe the larger asset base should provide greater flexibility in structuring the trust and in purchasing larger blocks of securities which offer particularly compelling opportunities.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Trust in the future.

CHANGES IN INVESTMENT POLICIES

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Trust recently approved a change in its investment policies to allow the Trust to invest up to 15% of its net assets in "inverse floating rate obligations." Floating rate obligations bear rates of interest that are adjusted periodically to reflect changes in market rates of interest. Inverse floating rate obligations have rates that vary inversely with changes in market rates of interest. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

RATINGS ALLOCATION AS OF 10/31/05
AAA/Aaa                                                          67.4%
AA/Aa                                                             7.5
A/A                                                               6.8
BBB/Baa                                                           9.7
BB/Ba                                                             3.2
B/B                                                               0.2
Non-Rated                                                         5.2

TOP 5 SECTORS AS OF 10/31/05
General Purpose                                                  15.3%
Hospital                                                         13.7
Public Education                                                  8.1
Public Building                                                   5.9
Bridge, Tunnel & Toll Road                                        5.9

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 10/31/05
California                                                       17.6%
New York                                                         10.4
Illinois                                                          7.1
New Jersey                                                        6.8
Texas                                                             6.8
Florida                                                           6.8
Washington                                                        3.8
Connecticut                                                       2.8
Pennsylvania                                                      2.6
Louisiana                                                         2.5
Ohio                                                              2.4
Massachusetts                                                     2.4
North Carolina                                                    2.2
Colorado                                                          2.1
Missouri                                                          2.1
Michigan                                                          1.9
Nevada                                                            1.7
Georgia                                                           1.7
Virginia                                                          1.6
Alabama                                                           1.5
South Carolina                                                    1.3
Maryland                                                          1.0
New Hampshire                                                     0.9
Arizona                                                           0.9
Indiana                                                           0.9
Puerto Rico                                                       0.8
Tennessee                                                         0.8
West Virginia                                                     0.7
Guam                                                              0.7
District of Columbia                                              0.6
Oregon                                                            0.6
Wisconsin                                                         0.6
Nebraska                                                          0.4
Oklahoma                                                          0.4

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 10/31/05
Arkansas                                                          0.4
Kansas                                                            0.4
Alaska                                                            0.3
Minnesota                                                         0.3
Rhode Island                                                      0.3
Kentucky                                                          0.3
Vermont                                                           0.2
South Dakota                                                      0.2
New Mexico                                                        0.2
Mississippi                                                        --
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving a change in the advisory fee rate effective November 1, 2004 and materials it had received in approving a reorganization of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  150.8%
          ALABAMA  2.2%
$1,000    Birmingham Baptist Med Ctr AL Baptist Hlth Sys
          Ser A........................................... 5.875%   11/15/24   $   1,058,350
 3,695    Gadsden, AL Wts Ser B (AMBAC Insd) (a).......... 5.250    08/01/21       3,997,066
 2,000    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A....... 5.250    01/01/23       2,093,080
 4,000    Jefferson Cnty, AL Swr Rev Cap Impt Wts
          (Prerefunded @ 08/01/12) (FGIC Insd)............ 5.125    02/01/42       4,310,720
 2,370    Marshall Cnty, AL Hlthcare Ser C................ 6.000    01/01/32       2,511,821
                                                                               -------------
                                                                                  13,971,037
                                                                               -------------
          ALASKA  0.5%
 2,000    Alaska St Intl Arpt Rev Ser B (AMBAC Insd)...... 5.750    10/01/17       2,219,140
 1,000    Matanuska-Susitna Boro, AK Ctf Partn Pub Safety
          Bldg Lease (FSA Insd)........................... 5.750    03/01/16       1,083,620
                                                                               -------------
                                                                                   3,302,760
                                                                               -------------
          ARIZONA  1.4%
 1,425    Arizona Cap Fac Fin Corp Student Hsg Rev AZ St
          Univ Proj....................................... 6.250    09/01/32       1,508,291
 1,000    Arizona Hlth Fac Auth Hosp John C Lincoln Hlth
          Network......................................... 6.375    12/01/37       1,089,100
 1,650    Glendale, AZ Indl Dev Auth Rfdg................. 5.000    12/01/35       1,627,180
 1,000    Phoenix, AZ Civic Impt Corp Wastewtr Sys Rev Jr
          Lien (Prerefunded @ 07/01/10) (FGIC Insd)....... 6.250    07/01/17       1,127,050
 3,250    University Med Ctr Corp AZ Hosp Rev (b)......... 5.000    07/01/35       3,225,430
                                                                               -------------
                                                                                   8,577,051
                                                                               -------------
          ARKANSAS  0.6%
 2,310    Arkansas St Dev Fin Auth Rev St Agy Fac Donaghey
          Plaza Proj (FSA Insd)........................... 5.000    06/01/34       2,370,707
 1,565    Fort Smith, AR Wtr &Swr Rev Ser C (FSA Insd)
          (a)............................................. 5.000    10/01/21       1,644,220
                                                                               -------------
                                                                                   4,014,927
                                                                               -------------
          CALIFORNIA  26.5%
 4,000    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec
          Sub Pub Impt Proj C (FSA Insd)..................   *      09/01/20       2,002,280
 7,500    Anaheim, CA Pub Fin Auth Rev Elec Sys Dist Fac
          Ser A (FSA Insd)................................ 5.000    10/01/31       7,682,400
 2,100    Bay Area Govt Assn CA Rev Tax Alloc CA Redev
          Pool Ser A (XLCA Insd).......................... 5.250    09/01/35       2,192,610
 1,560    California Cnty, CA Tob Securitization Agy Tob
          Merced Cnty Ser A Rfdg.......................... 5.125    06/01/38       1,507,225
 1,875    California Cnty, CA Tob Securitization Agy Tob
          Merced Cnty Ser A Rfdg.......................... 5.250    06/01/45       1,815,769
 7,125    California Ed Fac Auth Rev Pepperdine Univ Ser A
          Rfdg (FGIC Insd)................................ 5.000    09/01/33       7,325,782
   350    California Hlth Fac Fin Auth Rev Casa De Las Ser
          A (MBIA Insd)................................... 5.250    08/01/17         366,516

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,000    California Hlth Fac Fin Auth Rev Cedars Sinai
          Med Ctr Rfdg.................................... 5.000%   11/15/27   $   1,013,770
 9,440    California Hlth Fac Fin Auth Rev Cedars Sinai
          Med Ctr Rfdg.................................... 5.000    11/15/34       9,516,181
 1,000    California Pollutn Ctl Fin Auth Solid Waste Disp
          Rev Waste Mngmt Inc Proj Ser B (AMT)............ 5.000    07/01/27         985,620
 2,500    California St (AMBAC Insd)...................... 5.000    04/01/21       2,612,250
 5,500    California St (AMBAC Insd)...................... 5.125    10/01/27       5,708,505
 5,000    California St (MBIA Insd)....................... 5.000    02/01/32       5,116,500
 8,500    California St (AMBAC Insd)...................... 5.000    03/01/34       8,758,315
 3,705    California St Dept Wtr Res Pwr Ser A (MBIA
          Insd)........................................... 5.375    05/01/21       4,019,147
 2,000    California St Dept Wtr Res Pwr Ser A (MBIA
          Insd)........................................... 5.375    05/01/22       2,169,580
 2,000    California St Dept Wtr Res Pwr Ser A
          (Prerefunded @ 05/01/12)........................ 6.000    05/01/15       2,264,260
 5,000    California St Dept Wtr Res Pwr Ser A
          (Prerefunded @ 05/01/12) (AMBAC Insd) (c)....... 5.375    05/01/18       5,402,200
 5,295    California St Econ Rec Ser A.................... 5.000    07/01/17       5,679,258
 1,995    California St Pub Wks Brd UCLA Replacement Hosp
          Ser A (FSA Insd)................................ 5.375    10/01/20       2,133,752
 5,000    California St Univ Rev Syswide Ser A (AMBAC
          Insd)........................................... 5.000    11/01/23       5,204,450
 2,650    California Statewide Cmnty Dev Auth Ctf Part
          (Prerefunded @ 11/01/09) (Acquired 11/23/99,
          Cost $2,650,000) (d)............................ 7.250    11/01/29       3,087,700
 1,000    California Statewide Cmnty Dev Auth Rev
          Daughters of Charity Hlth Ser A................. 5.250    07/01/35       1,015,150
 2,000    California Statewide Cmnty Dev Auth Rev Hlth Fac
          Adventist Hlth Ser A............................ 5.000    03/01/30       2,002,080
 1,000    California Statewide Cmnty Dev Auth Rev Hlth Fac
          Adventist Hlth Ser A............................ 5.000    03/01/35       1,000,080
 3,805    California Statewide Cmnty Dev Auth Rev Sutter
          Hlth Ser A...................................... 5.000    11/15/43       3,804,924
 3,500    Capistrano, CA Uni Sch Dist (FGIC Insd)......... 5.000    09/01/29       3,616,515
 4,890    Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev
          (Escrowed to Maturity) (MBIA Insd)..............   *      09/01/17       2,318,251
 1,000    Davis, CA Pub Fac Fin Auth Mace Ranch Area Ser
          A............................................... 6.600    09/01/25       1,040,170
   400    Del Mar, CA Race Track Auth Rev Rfdg (Escrowed
          to Maturity).................................... 6.000    08/15/06         408,728
18,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg (MBIA Insd).........................   *      01/15/25       6,201,900
27,810    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg.....................................   *      01/15/33       5,633,472

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$6,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Sr Lien Ser A (Escrowed to Maturity).....   *      01/01/18   $   3,487,320
   225    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Sr Lien Ser A (Prerefunded @ 01/01/10)... 7.150%   01/01/13         262,136
 9,800    Golden St Tob Securitization Corp CA Tob
          Settlement Rev Enhanced Ser A................... 5.000    06/01/45       9,832,928
 2,240    Huntington Park, CA Redev Agy Rev Tax Alloc
          Santa Fe Redev Rfdg............................. 6.200    10/01/27       2,316,653
 2,635    Imperial Irr Dist CA Ctf Partn Elec Sys Proj
          (FSA Insd)...................................... 5.250    11/01/23       2,798,370
 1,500    Long Beach, CA Bd Fin Auth Rev Redev Hsg & Gas
          Util Fin Ser A-1 (AMBAC Insd)................... 5.000    08/01/35       1,530,645
 3,000    Los Angeles, CA Uni Sch Dist Ser A (MBIA
          Insd)........................................... 5.375    07/01/18       3,269,880
 4,400    Los Angeles, CA Uni Sch Dist Ser A (MBIA
          Insd)........................................... 5.250    07/01/19       4,747,776
 2,850    Sacramento Cnty, CA San Dist Fin Auth Rev Ser A
          (AMBAC Insd).................................... 5.000    12/01/35       2,943,366
 5,585    Sacramento, CA City Fin Auth Rev Comb Proj B
          (MBIA Insd).....................................   *      11/01/14       3,807,294
 3,000    Sacramento, CA Muni Util Dist Elec Rev
          Sacramento Mud Ser R (MBIA Insd)................ 5.000    08/15/33       3,088,500
 1,375    San Bernadino, CA Jt Pwrs Fin Auth Alloc Rev
          Cent City Merged Proj A Rfdg (AMBAC Insd) (a)... 5.750    07/01/20       1,581,209
 3,545    San Diego, CA Uni Sch Dist Election 1998 Ser E-1
          Rfdg (MBIA Insd)................................ 5.000    07/01/23       3,732,034
 2,500    San Francisco, CA City & Cnty Pub Util Com Wtr
          Rev Ser A (MBIA Insd)........................... 5.000    11/01/32       2,561,825
 1,000    San Joaquin Hills, CA Transn Corridor Agy Toll
          Rd Rev Cap Apprec Ser A Rfdg (MBIA Insd)........   *      01/15/27         347,580
 1,000    San Joaquin Hills, CA Transn Corridor Agy Toll
          Rd Rev Cap Apprec Ser A Rfdg (MBIA Insd)........   *      01/15/28         328,760
 3,000    San Jose, CA Fin Auth Lease Rev Civic Ctr Proj
          Ser B (AMBAC Insd).............................. 5.000    06/01/32       3,062,430
 5,000    University CA Rev Gen Ser B (AMBAC Insd)........ 5.000    05/15/20       5,249,200
                                                                               -------------
                                                                                 168,553,246
                                                                               -------------
          COLORADO  3.2%
 1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A (Escrowed to Maturity)........ 5.500    03/01/32       1,087,060
 2,250    Colorado Hlth Fac Auth Rev Covenant Retirement
          Cmntys Inc...................................... 5.000    12/01/35       2,195,190
 1,000    Colorado Hlth Fac Auth Rev Evangelical Lutheran
          Ser A........................................... 5.250    06/01/34       1,021,010
 1,125    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth.................................. 6.500    11/15/31       1,299,769
 4,000    Colorado Springs, CO Util Rev Sys Sub Lien Impt
          Ser A Rfdg...................................... 5.000    11/15/29       4,084,520

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          COLORADO (CONTINUED)
$  265    Jefferson Cnty, CO Residential Mtg Rev (Escrowed
          to Maturity) (a)................................ 11.500%  09/01/08   $     320,780
   300    Jefferson Cnty, CO Residential Mtg Rev (Escrowed
          to Maturity) (a)................................ 11.500   09/01/09         382,314
   340    Jefferson Cnty, CO Residential Mtg Rev (Escrowed
          to Maturity) (a)................................ 11.500   09/01/10         453,162
   220    Jefferson Cnty, CO Residential Mtg Rev (Escrowed
          to Maturity).................................... 11.500   09/01/11         304,885
   100    Jefferson Cnty, CO Residential Mtg Rev (Escrowed
          to Maturity) (a)................................ 9.000    09/01/12         128,991
 2,200    La Plata Cnty, CO Sch Dist 9-R Durango
          (Prerefunded @ 11/01/12) (MBIA Insd) (a)........ 5.250    11/01/21       2,402,224
 6,365    Platte Riv Pwr Auth CO Pwr Rev Ser EE........... 5.375    06/01/16       6,903,734
                                                                               -------------
                                                                                  20,583,639
                                                                               -------------
          CONNECTICUT  4.2%
 1,645    Bridgeport, CT Ser A (MBIA Insd)................ 5.250    08/15/20       1,767,618
 2,265    Bridgeport, CT Ser A (MBIA Insd) (a)............ 5.250    08/15/23       2,423,527
 1,360    Bridgeport, CT Ser A (MBIA Insd)................ 5.250    08/15/24       1,452,099
 2,840    Connecticut St Spl Oblig Pkg Rev Bradley Intl
          Arpt Ser A (AMT) (ACA Insd)..................... 6.600    07/01/24       3,080,548
 3,540    Mashantucket Western Pequot Tribe CT Spl Rev Ser
          A, 144A--Private Placement (e).................. 6.400    09/01/11       3,679,547
 3,460    Mashantucket Western Pequot Tribe CT Spl Rev Ser
          A, 144A--Private Placement (Prerefunded @
          09/01/07) (e)................................... 6.400    09/01/11       3,659,919
 6,500    Mashantucket Western Pequot Tribe CT Spl Rev Ser
          B, 144A--Private Placement (e).................. 5.750    09/01/18       6,755,580
 3,500    Mashantucket Western Pequot Tribe CT Spl Rev Ser
          B, 144A--Private Placement (e).................. 5.750    09/01/27       3,593,345
                                                                               -------------
                                                                                  26,412,183
                                                                               -------------
          DISTRICT OF COLUMBIA  1.0%
 1,000    District of Columbia Hosp Rev Medlantic Hlthcare
          Group A Rfdg (Escrowed to Maturity) (MBIA
          Insd)........................................... 5.875    08/15/19       1,040,010
 5,000    Metropolitan Washington DC Arpt Auth Sys Ser A
          (AMT) (FGIC Insd)............................... 5.125    10/01/26       5,116,350
                                                                               -------------
                                                                                   6,156,360
                                                                               -------------
          FLORIDA  10.2%
 3,380    Brevard Cnty, FL Hlth Fac Hlth First Inc Proj
          (MBIA Insd)..................................... 5.125    04/01/31       3,472,781
   400    Capital Tr Agy FL Rev Ft Lauderdale Proj
          (AMT)........................................... 5.750    01/01/32         401,376
   460    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd)........................................... 5.950    07/01/20         489,987
 1,500    Florida Muni Ln Council Rev Ser A (MBIA Insd)... 5.000    02/01/35       1,542,975

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$3,000    Florida St Dept Environmental Prot Preservtn Rev
          Ser A (FGIC Insd)............................... 5.750%   07/01/10   $   3,288,810
 3,880    Florida St Dept Trans Right of Way Ser A........ 5.250    07/01/21       4,196,996
 5,000    Florida St Dept Trans Tpk Rev Ser A............. 5.000    07/01/29       5,187,950
 1,895    Gulf Breeze, FL Rev Loc Govt (Variable Rate
          Coupon) (FGIC Insd) (a)......................... 5.625    12/01/20       2,000,912
 1,250    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Ser C Rfdg....................... 5.000    11/15/31       1,256,350
 5,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Ser D............................ 5.000    11/15/35       5,027,350
 1,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Ser D............................ 5.375    11/15/35       1,031,560
 2,310    Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev
          Hlth Facs Proj Univ Cmnty Hosp Ser A............ 5.500    08/15/14       2,384,659
 1,000    Jacksonville, FL Sales Tax Rev Better
          Jacksonville (MBIA Insd)........................ 5.250    10/01/21       1,079,140
   265    Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
          Sys............................................. 5.500    11/15/32         274,474
 1,515    Miami Beach, FL Stormwtr Rev (FGIC Insd)........ 5.250    09/01/25       1,609,081
 2,700    Miami-Dade Cnty, FL Aviation Miami Intl Arpt
          (AMT) (FGIC Insd)............................... 5.375    10/01/32       2,801,439
 2,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
          (AMT) (FGIC Insd)............................... 5.375    10/01/25       2,092,420
 5,000    Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA
          Insd)........................................... 5.125    10/01/35       5,093,900
 1,700    Miami-Dade Cnty, FL Pub Fac Rev Jackson Hlth Sys
          Ser A (MBIA Insd)............................... 5.000    06/01/35       1,744,200
 5,000    Miami-Dade Cnty, FL Spl Oblig Cap Apprec & Inc
          Sub Ser B (MBIA Insd) (f)....................... 0/5.000  10/01/35       4,268,650
 3,750    Orange Cnty, FL Sch Brd Ctf Partn Ser A (AMBAC
          Insd)........................................... 5.250    08/01/14       4,072,387
 4,320    Orange Cnty, FL Tourist Dev Tax Rev (Prerefunded
          @ 10/01/09) (AMBAC Insd)........................ 5.625    10/01/14       4,677,005
 4,300    Orange Cnty, FL Tourist Dev Tax Rev (Prerefunded
          @ 10/01/09) (AMBAC Insd)........................ 5.500    10/01/31       4,635,744
 1,060    Tallahassee, FL Lease Rev FL St Univ Proj Ser A
          (MBIA Insd) (a)................................. 5.500    08/01/18       1,152,856
 1,140    University Cent FL Ctf Partn UCF Convocation
          Corp Ser A (FGIC Insd).......................... 5.000    10/01/35       1,166,357
                                                                               -------------
                                                                                  64,949,359
                                                                               -------------
          GEORGIA  2.5%
 2,000    Atlanta, GA Arpt Passenger Fac Gen Sub Lien Ser
          C (FSA Insd).................................... 5.000    01/01/33       2,052,920
 1,000    Augusta, GA Gen Arpt Rev Passenger Ser B (AMT).. 5.350    01/01/28       1,004,810
 1,400    Municipal Elec Auth GA Combustion Turbine Ser A
          (MBIA Insd)..................................... 5.250    11/01/14       1,517,222

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          GEORGIA (CONTINUED)
$8,025    Municipal Elec Auth GA Combustion Turbine Ser A
          (MBIA Insd)..................................... 5.250%   11/01/18   $   8,649,987
 1,000    Oconee Cnty, GA Indl Dev Auth Oiit Proj (XLCA
          Insd)........................................... 5.250    07/01/23       1,055,740
 2,000    Royston, GA Hosp Auth Hosp Ctf Rev Ty Cobb
          Hlthcare Sys Inc Rfdg........................... 6.500    07/01/27       1,859,680
                                                                               -------------
                                                                                  16,140,359
                                                                               -------------
          ILLINOIS  10.8%
   100    Bedford Park, IL Tax Increment Rev 71st & Cicero
          Proj Rfdg (Escrowed to Maturity)................ 7.000    01/01/06         100,578
 3,400    Carol Stream, IL First Mtg Rev Windsor Pk Mnr
          Proj (Prerefunded @ 12/01/07)................... 7.000    12/01/13       3,697,466
 1,500    Champaign Cnty, IL Cmnty Unit Sch Dist No 116
          Urbana Ser C (Prerefunded @ 01/01/10) (FGIC
          Insd)...........................................   *      01/01/16         910,635
 1,300    Champaign Cnty, IL Cmnty Unit Sch Dist No 116
          Urbana Ser C (Prerefunded @ 01/01/10) (FGIC
          Insd)...........................................   *      01/01/18         698,477
 4,000    Chicago, IL Neighborhoods Alive 21 Pgm Ser A
          (Prerefunded @ 07/01/10) (FGIC Insd)............ 5.750    01/01/40       4,422,760
 3,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien C 2 Rfdg (AMT) (FSA Insd).................. 5.250    01/01/30       3,615,885
 5,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien Ser A Rfdg (AMT) (MBIA Insd)............... 5.375    01/01/32       5,166,100
 1,015    Chicago, IL O'Hare Intl Arpt Rev Second Lien
          Passenger Fac Ser B (AMBAC Insd)................ 5.500    01/01/16       1,097,499
   400    Chicago, IL O'Hare Intl Arpt Spl Fac Rev United
          Airl Inc Proj Ser B Rfdg (Variable Rate Coupon)
          (AMT) (g)....................................... 6.100    11/01/35          54,480
 1,980    Chicago, IL Pk Dist Ser C (FGIC Insd)........... 5.500    01/01/19       2,147,409
 2,565    Chicago, IL Proj Ser C Rfdg (FGIC Insd) (a)..... 5.750    01/01/12       2,823,860
   465    Chicago, IL Proj Ser C Rfdg..................... 5.500    01/01/40         499,270
    20    Chicago, IL Single Family Mtg Rev Ser B (AMT)
          (GNMA Collateralized)........................... 7.625    09/01/27          20,250
 1,000    Cook Cnty, IL Cmnty Cons Sch Dist No 64 Park
          Ridge (FSA Insd)................................ 5.500    12/01/14       1,112,300
   510    Cook Cnty, IL Sch Dist No 107 (a)............... 7.150    12/01/08         563,560
   575    Cook Cnty, IL Sch Dist No 107 (a)............... 7.200    12/01/09         652,372
   625    Cook Cnty, IL Sch Dist No 107................... 7.000    12/01/10         718,562
 1,000    Cook Cnty, IL Ser A (FGIC Insd)................. 5.500    11/15/31       1,073,330
 5,000    Du Page Cnty, IL Trans Rev (Prerefunded @
          07/01/11) (FSA Insd)............................ 5.750    01/01/15       5,542,300
 4,500    Hodgkins, IL Tax Increment Ser A Rfdg........... 7.625    12/01/13       4,604,535
 2,725    Illinois Dev Fin Auth Rev Cmnty Rehab Providers
          Fac Ser A....................................... 7.375    07/01/25       2,981,150

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$1,565    Illinois Ed Fac Auth Rev DePaul Univ
          (Prerefunded @ 10/01/10) (AMBAC Insd)........... 5.625%   10/01/15   $   1,727,541
 1,605    Illinois Ed Fac Auth Rev Lewis Univ............. 5.900    10/01/14       1,612,784
 2,500    Illinois Fin Auth Rev Northwestern Mem Hosp Ser
          A............................................... 5.500    08/15/43       2,629,575
 1,645    Illinois Hlth Fac Auth Rev Evangelical Hosp Ser
          C Rfdg (FSA Insd)............................... 6.750    04/15/12       1,862,617
 1,500    Illinois St First Ser (FGIC Insd)............... 5.375    11/01/14       1,629,630
 3,000    Illinois St First Ser (FSA Insd)................ 5.250    12/01/21       3,223,680
 3,440    Kendall Kane & Will Cntys, IL Cmnty Sch Dist No
          308 Ser B (FGIC Insd) (a)....................... 5.250    10/01/19       3,687,818
   250    Lake Cnty, IL Cmnty Unit Sch Dist No 116 Round
          Lake (Escrowed to Maturity) (Radian Insd)....... 7.600    02/01/14         311,852
 2,675    Metropolitan Pier & Expo Auth IL Dedicated St
          Tax Rev McCormick Pl Expn Ser A (MBIA Insd)..... 5.250    06/15/42       2,757,657
   400    Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax
          Ser 05-1 Cambridge Lakes Proj................... 5.250    03/01/15         401,580
 1,510    Roselle, IL Multi-Family Hsg Rev Waterbury Apts
          Ser A Rfdg (GNMA Collateralized)................ 7.000    01/01/25       1,540,744
 2,500    Schaumburg, IL Ser B (FGIC Insd)................ 5.000    12/01/41       2,542,800
 1,335    Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill
          Cap Apprec (FGIC Insd)..........................   *      01/01/16         847,485
   990    Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill
          Cap Apprec (FGIC Insd)..........................   *      01/01/19         537,709
   675    Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill
          Cap Apprec (Escrowed to Maturity) (FGIC Insd)...   *      01/01/16         431,494
   425    Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill
          Cap Apprec (Escrowed to Maturity) (FGIC Insd)...   *      01/01/19         232,024
                                                                               -------------
                                                                                  68,479,768
                                                                               -------------
          INDIANA  1.3%
 1,000    Allen Cnty, IN Juvenile Justice Ctr First Mtg
          (AMBAC Insd).................................... 5.500    01/01/18       1,085,490
 3,000    Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Proj
          Ser A (AMBAC Insd).............................. 5.000    05/01/35       3,072,960
 1,500    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
          (AMT)........................................... 5.950    12/01/29       1,546,275
 2,500    Vigo Cnty, IN Sch Bldg Corp First Mtg Impt &
          Rfdg (FSA Insd)................................. 5.250    07/10/24       2,633,575
                                                                               -------------
                                                                                   8,338,300
                                                                               -------------
          KANSAS  0.6%
 1,825    Cowley Cnty, KS Uni Sch Dist No 465 Winfield
          Impt & Rfdg (MBIA Insd) (a)..................... 5.250    10/01/22       1,969,430
   400    Overland Pk, KS Dev Corp Rev First Tier Overland
          Park Ser A...................................... 7.375    01/01/32         434,416

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          KANSAS (CONTINUED)
$1,000    Wyandotte Cnty, KS Sch Dist 500 Rfdg (FSA
          Insd)........................................... 5.000%   09/01/19   $   1,063,020
   240    Wyandotte Cnty/Kansas City, KS Uni Govt Indl Rev
          Brd Pub Util Office Bldg Complex Proj (MBIA
          Insd)........................................... 5.000    05/01/09         252,151
                                                                               -------------
                                                                                   3,719,017
                                                                               -------------
          KENTUCKY  0.4%
 2,350    Louisville & Jefferson, KY Swr Ser A (MBIA Insd)
          (a)............................................. 5.500    05/15/15       2,585,517
                                                                               -------------

          LOUISIANA  3.7%
 5,000    Ernest N Morial New Orleans, LA Exhib Hall Auth
          Spl Tax Sub Ser A (AMBAC Insd).................. 5.250    07/15/21       5,233,250
 2,000    Ernest N Morial New Orleans, LA Exhib Hall Auth
          Spl Tax Sub Ser A (AMBAC Insd).................. 5.000    07/15/33       2,015,760
 1,490    Louisiana Hsg Fin Agy Rev Azalea Estates Ser A
          Rfdg (AMT) (GNMA Collateralized)................ 5.375    10/20/39       1,525,000
 1,675    Louisiana Loc Govt Environmental Fac Pkg Fac
          Corp Garage Proj Ser A (AMBAC Insd) (a)......... 5.200    10/01/19       1,769,704
 2,580    Louisiana Loc Govt Environmental Rev Southeastn
          LA Student Hsg A (MBIA Insd).................... 5.250    08/01/21       2,742,488
 3,000    Louisiana St Ser A (FGIC Insd).................. 5.500    11/15/07       3,129,660
 7,474    Louisiana St Univ & Agric & Mechanical College
          Univ Rev Master Agreement (Acquired 11/30/98,
          Cost $7,473,762) (d)............................ 5.750    10/30/18       7,052,541
                                                                               -------------
                                                                                  23,468,403
                                                                               -------------
          MARYLAND  1.5%
 2,300    Baltimore, MD Cap Apprec Cons Pub Ser A Impt &
          Rfdg (FGIC Insd)................................   *      10/15/06       2,181,389
 1,845    Baltimore, MD Cap Apprec Ser A (FGIC Insd)......   *      10/15/07       1,648,397
   500    Maryland St Econ Dev Corp Student Hsg Rev Univ
          MD College Pk Proj.............................. 5.625    06/01/35         519,500
 1,700    Maryland St Trans Auth Arpt Baltimore/WA Intl
          Arpt B (AMT) (AMBAC Insd)....................... 5.125    03/01/24       1,766,232
 2,365    Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC
          Insd)........................................... 5.500    04/01/16       2,533,412
   750    Prince Georges Cnty, MD Spl Oblig Natl Harbor
          Proj............................................ 5.200    07/01/34         752,490
                                                                               -------------
                                                                                   9,401,420
                                                                               -------------
          MASSACHUSETTS  3.6%
 1,495    Massachusetts Bay Tran Auth MA Sales Tax Rev Ser
          A............................................... 5.000    07/01/35       1,526,500
 1,775    Massachusetts Muni Whsl Elec Co Nuclear Proj 5
          (MBIA Insd)..................................... 5.250    07/01/13       1,922,165

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MASSACHUSETTS (CONTINUED)
$2,765    Massachusetts St Dev Fin Agy Proj Ser R-2 (MBIA
          Insd)........................................... 5.125%   02/01/34   $   2,845,296
   750    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd).................... 6.100    09/01/18         789,285
 1,000    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd).................... 6.250    09/01/28       1,044,800
 1,000    Massachusetts St Hlth & Ed Fac Auth Rev Part
          Hlthcare Sys Ser C.............................. 5.750    07/01/32       1,088,710
 3,700    Massachusetts St Hlth & Ed Fac Auth Rev Ser G
          (MBIA Insd)..................................... 5.000    07/01/13       3,742,106
 6,750    Massachusetts St Hlth & Ed Fac Auth Rev Univ of
          Massachusetts Mem Issue Ser D................... 5.000    07/01/33       6,654,960
 3,000    Massachusetts St Wtr Res Auth Gen Ser J (FSA
          Insd)........................................... 5.000    08/01/32       3,073,110
                                                                               -------------
                                                                                  22,686,932
                                                                               -------------
          MICHIGAN  2.9%
 3,365    Detroit, MI Loc Dev Fin Auth Tax Increment Sr
          Ser B (Acquired 09/08/97, Cost $3,365,000)
          (d)............................................. 6.700    05/01/21       3,450,606
   825    Detroit, MI Loc Dev Fin Auth Tax Increment Sub
          Ser C (Acquired 09/08/97, Cost $825,000) (d).... 6.850    05/01/21         847,234
 3,860    Detroit, MI Ser A (XLCA Insd) (a)............... 5.250    04/01/21       4,076,816
 1,480    Detroit, MI Wtr Supply Sys Rev Sr Lien Ser C
          Rfdg (MBIA Insd)................................ 5.250    07/01/18       1,592,939
 1,180    Hillsdale, MI Hosp Fin Auth Hosp Rev Hillsdale
          Cmnty Hlth Ctr.................................. 5.750    05/15/18       1,232,345
 1,000    Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser
          A............................................... 5.250    07/01/30         997,870
 1,000    Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser
          A............................................... 6.000    07/01/35       1,062,520
 1,450    Michigan St Hosp Fin Auth Rev Chelsea Cmnty Hosp
          Oblig........................................... 5.000    05/15/37       1,411,154
   500    Michigan St Hosp Fin Auth Rev Hosp Genesys Regl
          Med Ser A Rfdg (Escrowed to Maturity)........... 5.375    10/01/13         532,465
 1,550    Michigan St Hsg Dev Rental Hsg Rev Ser A (AMT)
          (MBIA Insd)..................................... 5.300    10/01/37       1,564,663
 1,500    Michigan St Strategic Fd Detroit Edison Co Proj
          C Rfdg (AMT) (XLCA Insd)........................ 5.450    12/15/32       1,565,220
                                                                               -------------
                                                                                  18,333,832
                                                                               -------------
          MINNESOTA  0.5%
 1,260    Glencoe, MN Hlthcare Fac Rev Glencoe Regl Hlth
          Svc Proj........................................ 5.000    04/01/31       1,228,966
 1,750    Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth
          East Proj....................................... 6.000    11/15/35       1,869,665
                                                                               -------------
                                                                                   3,098,631
                                                                               -------------

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MISSISSIPPI  0.1%
$  330    Mississippi Home Corp Single Family Rev Mtg Ser
          F (AMT) (GNMA Collateralized)................... 7.550%   12/01/27   $     334,689
                                                                               -------------

          MISSOURI  3.2%
 1,000    Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare
          Fac Rev Southeast MO Hosp Assoc................. 5.625    06/01/27       1,029,280
 1,000    Carthage, MO Hosp Rev (b)....................... 5.875    04/01/30         981,510
 2,250    Carthage, MO Hosp Rev (b)....................... 6.000    04/01/38       2,210,445
 1,400    Ellisville, MO Indl Dev Auth Rev Gambrill
          Gardens Proj Impt & Rfdg........................ 6.100    06/01/20       1,417,430
 1,000    Ellisville, MO Indl Dev Auth Rev Gambrill
          Gardens Proj Impt & Rfdg........................ 6.200    06/01/29       1,010,530
   400    Fenton, MO Tax Increment Rev & Impt Gravois
          Bluffs Proj Rfdg................................ 7.000    10/01/21         428,128
 1,000    Kearney, MO (AMBAC Insd)........................ 5.500    03/01/16       1,084,080
 1,200    Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac
          Lutheran Ser B Rfdg (b)......................... 5.125    02/01/27       1,219,044
 1,415    Missouri St Hlth & Ed Fac Rev Univ MO Columbia
          Arena Proj...................................... 5.000    11/01/18       1,488,821
 1,000    Missouri St Hwys & Trans Commn Rd Rev Ser A..... 5.125    02/01/17       1,064,220
 2,810    Perry Cnty, MO Nursing Home Rev Rfdg............ 5.900    03/01/28       2,799,378
 1,000    Saint Charles, MO Ctf Partn Ser B............... 5.500    05/01/18       1,051,040
 2,505    Saint Louis, MO Arpt Rev Cap Impt Prog Ser A
          (Prerefunded @ 07/01/12) (MBIA Insd) (a)........ 5.375    07/01/20       2,745,330
 1,460    Saint Louis, MO Brd Ed Direct Dep Pgm Ser A Rfdg
          (FSA Insd)...................................... 5.000    04/01/21       1,529,073
                                                                               -------------
                                                                                  20,058,309
                                                                               -------------
          NEBRASKA  0.6%
 4,000    Nebraska Pub Pwr Dist Rev Gen Ser A (AMBAC
          Insd)........................................... 5.000    01/01/35       4,111,240
                                                                               -------------

          NEVADA  2.6%
 3,000    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC
          Insd)........................................... 5.000    07/01/36       3,070,770
 5,000    Clark Cnty, NV Bd Bk (MBIA Insd)................ 5.000    06/01/32       5,108,950
 4,000    Clark Cnty, NV Indl Dev Rev Southwest Gas Corp
          Proj Ser A (AMT) (AMBAC Insd)................... 5.250    07/01/34       4,126,120
   145    Nevada Hsg Div Single Family Mtg Mezz Ser D2
          (AMT)........................................... 6.300    04/01/21         146,530
 2,500    Reno, NV Cap Impt Rev (FGIC Insd)............... 5.125    06/01/26       2,590,675
 1,500    Reno, NV Sr Lien Retrac Reno Trans Proj (AMBAC
          Insd)........................................... 5.125    06/01/37       1,540,800
                                                                               -------------
                                                                                  16,583,845
                                                                               -------------

 20                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          NEW HAMPSHIRE  1.4%
$4,800    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Daniel Webster College Issue.................... 6.300%   07/01/29   $   4,807,392
 2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Riverwoods at Exeter Ser A...................... 6.500    03/01/23       2,024,780
 1,525    New Hampshire Hlth & Ed Fac Auth Rev Derryfield
          Sch............................................. 6.750    07/01/20       1,616,012
   250    New Hampshire Hlth & Ed Fac Hlthcare Sys
          Covenant Hlth................................... 5.500    07/01/34         259,470
                                                                               -------------
                                                                                   8,707,654
                                                                               -------------
          NEW JERSEY  10.3%
 1,465    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC
          Insd) (a).......................................   *      03/01/06       1,450,599
 1,615    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC
          Insd) (a).......................................   *      03/01/07       1,548,317
 1,555    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC
          Insd) (a).......................................   *      03/01/08       1,440,070
 2,895    Essex Cnty, NJ Impt Auth Rev Cnty Gtd Proj
          Consldtn Rfdg (MBIA Insd)....................... 5.125    10/01/20       3,077,964
 1,000    New Jersey Econ Dev Auth Econ Dev Rev Kapkowski
          Rd Landfill Proj Rfdg........................... 5.750    04/01/31       1,082,070
 3,880    New Jersey Econ Dev Auth Mtr Veh Rev Ser A (MBIA
          Insd)........................................... 5.000    07/01/22       4,073,108
 1,500    New Jersey Econ Dev Auth Rev Cigarette Tax...... 5.750    06/15/29       1,577,385
   500    New Jersey Econ Dev Auth Rev Cigarette Tax...... 5.750    06/15/34         523,300
25,000    New Jersey Econ Dev Auth St Contract Econ
          Recovery (MBIA Insd)............................ 5.900    03/15/21      29,355,750
 1,500    New Jersey Econ Dev Auth Wtr Fac Rev NJ American
          Wtr Co Inc Ser B (AMT) (FGIC Insd).............. 5.375    05/01/32       1,547,820
 2,825    New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser
          A (AMBAC Insd).................................. 5.250    09/01/19       3,045,548
 1,000    New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser
          A (AMBAC Insd).................................. 5.250    09/01/21       1,073,420
 3,500    New Jersey St Tpk Auth Tpk Rev Ser C (FSA
          Insd)........................................... 6.500    01/01/16       4,092,305
 5,000    New Jersey St Tpk Auth Tpk Rev Ser C-1 (AMBAC
          Insd)........................................... 5.000    01/01/35       5,127,900
 1,000    New Jersey St Trans Tr Fd Auth Trans Sys Ser
          A............................................... 5.750    06/15/18       1,135,350
 3,000    Newark, NJ Hsg Auth Port Auth Newark Marine
          Terminal (MBIA Insd)............................ 5.000    01/01/37       3,086,910
 2,250    Passaic Cnty, NJ Impt Auth Rev Lease Rev
          Preakness Hlthcare Ctr Proj (AMBAC Insd)........ 5.000    05/01/30       2,316,892
                                                                               -------------
                                                                                  65,554,708
                                                                               -------------

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          NEW MEXICO  0.2%
$1,500    Jicarilla, NM Apache Nation Adj Ser A (Acquired
          10/23/03, Cost $1,514,910) (d).................. 5.000%   09/01/18   $   1,541,415
                                                                               -------------

          NEW YORK  15.7%
 3,600    Erie Cnty, NY Tob Asset Securitization Corp
          Asset Bkd Ser A................................. 5.000    06/01/38       3,462,804
 1,725    Erie Cnty, NY Tob Asset Securitization Corp
          Asset Bkd Ser A................................. 5.000    06/01/45       1,640,958
 1,670    Long Island Pwr Auth, NY Elec Cap Apprec (FSA
          Insd)...........................................   *      06/01/18         966,479
14,000    Metropolitan Trans Auth NY Rev Ser A Rfdg (FSA
          Insd)........................................... 5.000    11/15/30      14,413,840
 3,000    Metropolitan Trans Auth NY Rev Ser A Rfdg (FGIC
          Insd)........................................... 5.250    11/15/31       3,166,230
    85    New York City Adj Sub Ser A-1................... 5.750    08/01/12          85,180
 2,625    New York City Hlth & Hosp Corp Rev Hlth Sys Ser
          A (AMBAC Insd).................................. 5.000    02/15/11       2,792,344
   400    New York City Indl Dev Agy Rev Liberty--World
          Trade Ctr Ser A................................. 6.250    03/01/15         425,308
 2,500    New York City Muni Wtr Fin Auth Wtr & Swr Sys
          Rev Ser D....................................... 5.000    06/15/39       2,562,050
 5,000    New York City Muni Wtr Fin Ser A (MBIA Insd).... 5.000    06/15/35       5,135,200
 7,000    New York City Ser A............................. 6.250    08/01/08       7,252,070
 3,000    New York City Ser G............................. 5.000    12/01/27       3,071,370
 2,000    New York City Ser H............................. 5.750    03/15/13       2,191,280
 4,000    New York City Ser O............................. 5.000    06/01/33       4,070,240
 1,000    New York City Trans Future Tax Secd Ser C (AMBAC
          Insd)........................................... 5.250    08/01/22       1,075,690
 4,000    New York City Transitional Fin Auth Future Tax
          Secd Ser E...................................... 5.000    02/01/33       4,098,640
 2,125    New York Cnty Tob Tr IV Settlement Pass Thru Ser
          A............................................... 5.000    06/01/45       2,021,470
 2,125    New York Cnty Tobacco Tr IV Settlement Ser A.... 5.000    06/01/42       2,024,020
 1,545    New York St Dorm Auth Lease Teachers College
          (FSA Insd)...................................... 5.250    08/15/15       1,664,089
 6,800    New York St Dorm Auth Rev City Univ Sys Cons Ser
          A............................................... 5.625    07/01/16       7,587,372
 1,250    New York St Dorm Auth Rev Cons City Univ Sys A
          (FSA Insd)...................................... 5.750    07/01/13       1,406,750
   350    New York St Dorm Auth Rev Mt Sinai NYU Hlth..... 5.500    07/01/26         353,899
 3,000    New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D
          (MBIA Insd)..................................... 5.500    10/01/17       3,298,920
 4,200    New York St Dorm Auth Rev Secd Hosp N General
          Hosp Rfdg....................................... 5.750    02/15/19       4,606,224
 2,190    New York St Hsg Fin Agy Econ Dev & Hsg Ser A
          (a)............................................. 5.250    09/15/20       2,334,080

 22                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$4,210    Plainedge, NY Un Free Sch Dist No. 2063
          (Acquired 7/25/97, Cost $4,210,282) (d)......... 6.000%   06/01/12   $   4,358,863
 3,000    Triborough Brdg & Tunl Auth Gen Purp Ser A...... 5.000    01/01/27       3,078,990
 5,000    Triborough Brdg & Tunl Auth NY Gen Ser B Rfdg... 5.000    11/15/21       5,202,250
 3,900    Triborough Brdg & Tunl Auth NY Rev Rfdg (MBIA
          Insd)........................................... 5.000    11/15/32       4,003,428
 1,000    Westchester Tob Asset Securitization Corp NY.... 5.000    06/01/26       1,001,090
   500    Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty Dev
          Ppty Yonkers Inc Ser A (Prerefunded @
          02/01/11)....................................... 6.625    02/01/26         573,355
                                                                               -------------
                                                                                  99,924,483
                                                                               -------------
          NORTH CAROLINA  3.3%
 8,300    North Carolina Muni Pwr Agy No 1 Catawba Elec
          Rev Rfdg MBIA Insd)............................. 6.000    01/01/12       9,311,936
 7,605    North Carolina Muni Pwr Agy Ser A (MBIA Insd)... 5.250    01/01/20       8,118,566
   715    University NC Wilmington Rev (AMBAC Insd)....... 5.250    01/01/19         766,487
 2,655    Wilmington, NC Ctf Part Ser A (AMBAC Insd)...... 5.000    06/01/32       2,725,065
                                                                               -------------
                                                                                  20,922,054
                                                                               -------------
          OHIO  3.6%
   300    Adams Cnty Hosp Fac Impt Rev Proj............... 6.250    09/01/20         299,394
 3,950    Cincinnati, OH City Sch Dist Sch Impt (FSA
          Insd)........................................... 5.250    06/01/18       4,250,318
 2,560    Cleveland-Cuyahoga Cnty, OH Dev Port Auth Rev
          Cleveland Bond Fd Ser B (a)..................... 5.375    05/15/18       2,605,568
 1,000    Columbus, OH City Sch Dist Sch Fac Constr & Impt
          (FSA Insd)...................................... 5.250    12/01/21       1,078,190
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj.. 7.500    01/01/30       1,112,740
 2,350    Franklin Cnty, OH Convention Fac Auth Tax &
          Lease Rev Antic Bds Rfdg (AMBAC Insd)........... 5.250    12/01/17       2,530,151
 1,000    Lorain Cnty, OH Hosp Rev Catholic Hlthcare...... 5.375    10/01/30       1,042,420
 2,000    Lorain, OH City Sch Dist Classroom Fac Impt
          (MBIA Insd)..................................... 5.250    12/01/20       2,160,860
 1,000    Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig
          Group Ser A..................................... 6.000    11/15/32       1,061,770
 2,270    Montgomery Cnty, OH Hosp Rev Kettering Med Ctr
          Impt & Rfdg (MBIA Insd)......................... 6.250    04/01/20       2,711,197
 1,250    Ohio St Bldg Auth St Fac Admin Bldg Fd Proj Ser
          A (FSA Insd).................................... 5.000    04/01/22       1,301,200
 2,500    Ohio St Bldg Auth St Fac Adult Correction Ser A
          Rfdg (FSA Insd)................................. 5.500    10/01/12       2,731,525
                                                                               -------------
                                                                                  22,885,333
                                                                               -------------

See Notes to Financial Statements                                             23

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          OKLAHOMA  0.6%
$1,240    Kay Cnty, OK Home Fin Auth Rev Single Family Mtg
          Ser A Rfdg (Escrowed to Maturity) (AMBAC
          Insd)........................................... 7.000%   11/01/11   $   1,442,591
 1,250    Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev
          (FGIC Insd)..................................... 5.250    10/01/29       1,332,013
 1,180    Oklahoma Hsg Fin Agy Single Family Rev Mtg Class
          B (AMT) (GNMA Collateralized)................... 7.997    08/01/18       1,273,609
                                                                               -------------
                                                                                   4,048,213
                                                                               -------------
          OREGON  0.9%
 4,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
          Insd)........................................... 5.250    07/01/22       4,285,480
 1,500    Oregon St Dept Admin Ser C Rfdg (MBIA Insd)..... 5.250    11/01/17       1,608,615
                                                                               -------------
                                                                                   5,894,095
                                                                               -------------
          PENNSYLVANIA  4.0%
   385    Allegheny Cnty, PA San Auth Swr Rev (MBIA
          Insd)........................................... 5.500    12/01/30         417,271
   315    Crawford Cnty, PA Hosp Auth Sr Living Fac Rev
          Wesbury Utd Methodist Cmnty (a)................. 5.875    08/15/10         330,952
   350    Delaware Cnty, PA Indl Dev Auth Rev Res Recovery
          Fac Ser A Rfdg.................................. 6.100    07/01/13         367,154
   210    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg.................... 5.000    12/15/05         210,015
   275    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg (a)................ 5.100    12/15/06         275,987
   295    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg (a)................ 5.250    12/15/07         297,631
   210    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg.................... 5.300    12/15/08         212,241
   320    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg (a)................ 5.300    12/15/09         321,520
   240    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg.................... 5.400    12/15/10         240,564
   400    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
          Whitemarsh Continuing Care Proj................. 6.125    02/01/28         415,836
 1,000    Pennsylvania St Higher Ed UPMC Hlth Sys Ser A... 6.250    01/15/18       1,104,170
 2,600    Philadelphia, PA Auth Indl Dev Lease Rev Ser B
          (FSA Insd)...................................... 5.500    10/01/16       2,850,354
 1,000    Philadelphia, PA Auth Indl Dev Philadelphia Arpt
          Sys Proj Ser A (AMT) (FGIC Insd)................ 5.125    07/01/19       1,036,470
 3,200    Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance
          4th Ser (FSA Insd).............................. 5.250    08/01/19       3,408,128
 4,305    Philadelphia, PA Redev Auth Rev Neighborhood
          Transformation Ser A (FGIC Insd)................ 5.250    04/15/11       4,637,992

 24                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$5,205    Pittsburgh, PA Ser A (AMBAC Insd)............... 5.500%   09/01/17   $   5,643,782
 3,500    State Pub Sch Bldg Auth PA Sch Rev Lease
          Philadelphia Sch Dist Proj (FSA Insd)........... 5.000    06/01/33       3,589,775
                                                                               -------------
                                                                                  25,359,842
                                                                               -------------
          RHODE ISLAND  0.4%
 2,495    Rhode Island St Hlth & Ed Higher Ed Johnson &
          Wales Rfdg (XLCA Insd).......................... 5.375    04/01/18       2,674,316
                                                                               -------------

          SOUTH CAROLINA  1.9%
 2,000    Rock Hill, SC Util Sys Rev Comb Ser A Impt &
          Rfdg (FSA Insd)................................. 5.375    01/01/18       2,164,600
   475    Rock Hill, SC Util Sys Rev Comb Ser C Rfdg (FSA
          Insd)........................................... 5.125    01/01/13         506,336
 1,235    Rock Hill, SC Util Sys Rev Comb Ser C Rfdg (FSA
          Insd) (a)....................................... 5.250    01/01/15       1,318,869
 2,500    South Carolina Jobs Econ Dev Auth Indl Rev Elec
          & Gas Co Proj Ser A (AMBAC Insd)................ 5.200    11/01/27       2,644,375
 5,000    South Carolina Trans Infrastructure Bk Rev Ser A
          (AMBAC Insd).................................... 5.000    10/01/33       5,136,250
   500    Tobacco Settlement Rev Mgmt Auth SC Tob
          Settlement Rev Ser B............................ 6.000    05/15/22         530,585
                                                                               -------------
                                                                                  12,301,015
                                                                               -------------
          SOUTH DAKOTA  0.3%
 1,905    Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd) (a)... 5.000    12/01/19       2,008,213
                                                                               -------------

          TENNESSEE  1.2%
   400    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
          First Mtg Ser B Impt & Rfdg..................... 8.000    07/01/33         473,024
   400    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp Ser
          B Impt & Rfdg (MBIA Insd)....................... 7.750    07/01/29         493,004
 4,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn St Hlth Ser A Rfdg (MBIA Insd).... 7.500    07/01/25       4,919,960
 1,000    Metropolitan Nashville Arpt Auth TN Impt Ser A
          Rfdg (FGIC Insd)................................ 6.600    07/01/14       1,145,670
   715    Tennessee Hsg Dev Agy Home Ownership Pgm 2-A
          (AMT)........................................... 5.700    07/01/31         724,066
                                                                               -------------
                                                                                   7,755,724
                                                                               -------------
          TEXAS  10.2%
 1,000    Brazos Cnty, TX Hlth Fac Dev Oblig Grp.......... 5.375    01/01/32       1,025,490
 2,500    Coastal Bend Hlth Fac Dev, TX Ser C (Inverse
          Fltg) (Escrowed to Maturity) (AMBAC Insd)....... 8.138    11/15/13       3,139,550
 2,420    Dallas Cnty, TX Cmnty College Dist Rev Fin Sys
          (AMBAC Insd) (a)................................ 5.375    02/15/16       2,575,800
 1,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
          Impt & Rfdg (AMT) (FGIC Insd)................... 5.500    11/01/31       1,042,730

See Notes to Financial Statements                                             25

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$1,500    Fort Worth, TX Wtr & Swr Rev Impt & Rfdg........ 5.750%   02/15/16   $   1,634,760
 2,000    Harris Cnty, TX Toll Rd Sub Lien Rfdg........... 5.000    08/01/33       2,018,860
 6,000    Harris Cnty-Houston, TX Sports Auth Spl Rev Jr
          Lien Ser B Rfdg (MBIA Insd)..................... 5.250    11/15/40       6,192,300
 1,000    Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT)
          (FSA Insd)...................................... 5.625    07/01/30       1,060,410
 3,345    Houston, TX Hotel Occupancy Tax Convtn &
          Entertnmnt Ser B (AMBAC Insd)................... 5.750    09/01/14       3,697,563
 6,790    Houston, TX Indpt Sch Dist Pub Fac Corp Lease
          Rev Cap Apprec West Side Ser B (AMBAC Insd)
          (a).............................................   *      09/15/14       4,603,756
   130    Houston, TX Pub Impt & Rfdg (FSA Insd).......... 5.750    03/01/15         142,020
10,000    Houston, TX Util Sys Rev First Lien Ser A Rfdg
          (FSA Insd)...................................... 5.250    05/15/21      10,683,800
 4,000    Houston, TX Util Sys Rev First Lien Ser A Rfdg
          (FGIC Insd)..................................... 5.250    05/15/23       4,261,760
 4,825    Lake Dallas, TX Indpt Sch Dist Sch Bldg Rfdg
          (PSF Gtd)....................................... 5.000    08/15/37       4,943,599
 3,860    Mabank, TX Indpt Sch Dist (PSF Gtd)............. 5.125    08/15/35       3,974,488
 1,250    Matagorda Cnty, TX Navig Dist No 1 Rev Coll
          Centerpoint Energy Proj Rfdg (Variable Rate
          Coupon)......................................... 5.600    03/01/27       1,302,650
 1,000    Mesquite, TX Hlth Fac Dev Christian Care
          Retirement Fac Ser A............................ 7.625    02/15/28       1,076,120
 1,800    Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
          Mem Hosp Proj................................... 7.250    01/01/31       1,855,674
 1,000    North Central, TX Hlth Fac Dev Hosp Baylor
          Hlthcare Sys Proj Ser A......................... 5.125    05/15/29       1,016,110
 4,000    North Central, TX Hlth Fac Dev Hosp Childrens
          Med Ctr Dallas (AMBAC Insd)..................... 5.250    08/15/32       4,158,760
   140    Pecos Cnty, TX Ctf Part (Acquired 06/23/97, Cost
          $139,876) (d)................................... 6.000    01/12/08         140,266
 3,803    Region One Ed Svc Ctr Sub Tech Fac Proj
          (Acquired 12/30/97, Cost $3,966,651) (d)........ 6.590    12/15/17       4,033,604
    80    Texas Muni Pwr Agy Rev (Escrowed to Maturity)
          (MBIA Insd).....................................   *      09/01/15          52,262
   490    Texas St Pub Ppty Fin Corp Rev Mental Hlth &
          Retardation Rfdg (FSA Insd)..................... 5.500    09/01/13         493,695
                                                                               -------------
                                                                                  65,126,027
                                                                               -------------
          VERMONT  0.4%
 2,300    University VT & ST Agric College (MBIA Insd).... 5.000    10/01/40       2,360,536
                                                                               -------------

          VIRGINIA  2.4%
 1,320    Fairfax Cnty, VA Ctf Part....................... 5.300    04/15/23       1,401,378
 1,630    Richmond, VA (FSA Insd)......................... 5.125    01/15/08       1,697,009
 1,340    Richmond, VA (FSA Insd)......................... 5.500    01/15/10       1,448,406
 3,290    Tobacco Settlement Fin Corp VA.................. 5.500    06/01/26       3,369,815

 26                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          VIRGINIA (CONTINUED)
$1,750    Tobacco Settlement Fin Corp VA.................. 5.625%   06/01/37   $   1,788,920
 5,000    Virginia St Pub Sch Auth Sch Fin 1997 Resolution
          Ser C........................................... 5.000    08/01/20       5,246,100
                                                                               -------------
                                                                                  14,951,628
                                                                               -------------
          WASHINGTON  5.7%
 5,000    Bellevue, WA Convention Ctr Auth Spl Oblig Rev
          Rfdg (MBIA Insd)................................   *      02/01/24       2,026,650
 3,000    Clark Cnty, WA Pub Util Dist No. 001 Gen Sys Rev
          Rfdg (FSA Insd)................................. 5.625    01/01/12       3,238,380
 5,000    Cowlitz Cnty, WA Spl Swr Rev CSOB Wastewtr
          Treatment Rfdg (FGIC Insd)...................... 5.500    11/01/19       5,606,600
 3,000    Energy Northwest WA Elec Rev Proj No 3 Ser A
          Rfdg (FSA Insd)................................. 5.500    07/01/18       3,257,580
 5,000    King Cnty, WA Ser B Rfdg (MBIA Insd)............ 5.250    01/01/34       5,196,300
 1,660    Pierce Cnty, WA (Prerefunded @ 08/01/10) (AMBAC
          Insd) (a)....................................... 5.750    08/01/16       1,822,663
 4,500    Port Seattle, WA Rev Inter Lien Ser A Rfdg (MBIA
          Insd)........................................... 5.000    03/01/35       4,619,610
 2,000    Port Seattle, WA Rev Ser B (AMT) (MBIA Insd).... 5.625    02/01/24       2,123,640
 4,915    Seattle, WA Wtr Sys Rev (MBIA Insd)............. 5.000    09/01/34       5,039,939
 1,345    Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA Insd)... 5.750    01/01/15       1,482,970
 1,750    Washington St Pub Pwr Supply Sys Nuclear Proj No
          1 Rev (MBIA Insd)............................... 5.750    07/01/12       1,813,910
                                                                               -------------
                                                                                  36,228,242
                                                                               -------------
          WEST VIRGINIA  1.0%
 6,550    Harrison Cnty, WV Cnty Cmnty Solid Waste Disp
          Rev Potomac Edison Co Ser A (AMT) (MBIA Insd)
          (a)............................................. 6.875    04/15/22       6,568,537
                                                                               -------------

          WISCONSIN  0.9%
 5,000    Wisconsin St Hlth & Ed Fac Auth Mercy Hlth Sys
          Corp (AMBAC Insd)............................... 5.500    08/15/25       5,299,450
   400    Wisconsin St Hlth & Ed Fac Auth Rev Beaver Dam
          Cmnty Hosp Inc Ser A............................ 6.000    08/15/19         416,608
                                                                               -------------
                                                                                   5,716,058
                                                                               -------------
          GUAM  1.0%
 6,000    Guam Pwr Auth Rev Ser A (AMBAC Insd)............ 5.250    10/01/34       6,298,320
                                                                               -------------

See Notes to Financial Statements                                             27

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PUERTO RICO  1.3%
$1,250    Puerto Rico Comwlth Hwy & Trans Rev Trans Ser
          K............................................... 5.000%   07/01/45   $   1,250,863
 2,000    Puerto Rico Muni Fin Agy Ser A (FSA Insd)....... 5.250    08/01/20       2,158,760
 4,500    Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I
          (Comwth Gtd).................................... 5.250    07/01/33       4,654,800
                                                                               -------------
                                                                                   8,064,423
                                                                               -------------
TOTAL INVESTMENTS  150.8%
  (Cost $921,306,834).......................................................     958,751,660
OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%.................................       2,373,695
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (51.1%).................    (325,244,694)
                                                                               -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $ 635,880,661
                                                                               =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the bond issuance.

(b) Securities purchased on a when-issued or delayed delivery basis.

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

(d) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.9% of net assets applicable to common shares.

(e) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) Security converts to a fixed coupon rate at a predetermined date.

(g) This borrower has filed for protection in federal bankruptcy court.

 28                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2005 continued

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Comwth Gtd--Commonwealth of Puerto Rico

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Public School Fund

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF OCTOBER 31, 2005:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures December 05 (Current
  Notional Value of $105,891 per contract)..................    1,655       $1,769,426
                                                                =====       ==========

See Notes to Financial Statements                                             29

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2005

ASSETS:
Total Investments (Cost $921,306,834).......................  $958,751,660
Receivables:
  Interest..................................................    13,228,071
  Investments Sold..........................................       317,232
Other.......................................................        22,324
                                                              ------------
    Total Assets............................................   972,319,287
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     7,660,474
  Custodian Bank............................................     1,809,122
  Investment Advisory Fee...................................       450,858
  Income Distributions--Common Shares.......................       128,531
  Other Affiliates..........................................        41,744
  Variation Margin on Futures...............................        25,859
Trustees' Deferred Compensation and Retirement Plans........       669,690
Accrued Expenses............................................       407,654
                                                              ------------
    Total Liabilities.......................................    11,193,932
Preferred Shares (including accrued distributions)..........   325,244,694
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $635,880,661
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($635,880,661 divided by
  39,379,538 shares outstanding)............................  $      16.15
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 39,379,538 shares issued and
  outstanding)..............................................  $    393,795
Paid in Surplus.............................................   588,714,519
Net Unrealized Appreciation.................................    39,214,252
Accumulated Net Realized Gain...............................     5,501,770
Accumulated Undistributed Net Investment Income.............     2,056,325
                                                              ------------
  Net Assets Applicable to Common Shares....................  $635,880,661
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 13,000 issued with liquidation preference of
  $25,000 per share)........................................  $325,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $960,880,661
                                                              ============

 30                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended October 31, 2005

INVESTMENT INCOME:
Interest....................................................  $ 44,222,329
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     5,018,998
Preferred Share Maintenance.................................       816,253
Legal.......................................................       121,329
Trustees' Fees and Related Expenses.........................       106,505
Custody.....................................................        62,302
Other.......................................................       331,300
                                                              ------------
    Total Expenses..........................................     6,456,687
    Less Credits Earned on Cash Balances....................         3,689
                                                              ------------
    Net Expenses............................................     6,452,998
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 37,769,331
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 12,011,117
  Futures...................................................      (769,711)
                                                              ------------
Net Realized Gain...........................................    11,241,406
                                                              ------------
Unrealized Appreciation/Depreciation During the Period:
  Investments...............................................  $(29,200,797)
  Futures...................................................     1,725,143
                                                              ------------
Net Unrealized Depreciation During the Period...............   (27,475,654)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(16,234,248)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (6,655,981)
                                                              ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 14,879,102
                                                              ============

See Notes to Financial Statements                                             31

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                              FOR THE             FOR THE
                                                             YEAR ENDED          YEAR ENDED
                                                          OCTOBER 31, 2005    OCTOBER 31, 2004
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 37,769,331        $ 37,094,940
Net Realized Gain/Loss..................................      11,241,406          (1,189,030)
Net Unrealized Appreciation/Depreciation During the
  Period................................................     (27,475,654)         15,009,021

Distributions to Preferred Shareholders:
  Net Investment Income.................................      (6,655,981)         (3,180,653)
  Net Realized Gain.....................................             -0-             (77,363)
                                                            ------------        ------------

Change in Net Assets Applicable to Common Shares from
  Operations............................................      14,879,102          47,656,915
Distributions to Common Shareholders:
  Net Investment Income.................................     (32,546,246)        (34,036,953)
  Net Realized Gain.....................................             -0-            (868,390)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................     (17,667,144)         12,751,572

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Acquired Through Merger:
  Common Shares.........................................      49,914,471                 -0-
                                                            ------------        ------------
TOTAL INCREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES................................................      32,247,327          12,751,572
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     603,633,334         590,881,762
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $2,056,325 and $3,813,714,
  respectively).........................................    $635,880,661        $603,633,334
                                                            ============        ============

 32                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED OCTOBER 31,
                                                ------------------------------------------------
                                                 2005      2004      2003     2002 (a)    2001
                                                ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD......  $ 16.60   $ 16.25   $ 16.12   $ 16.07    $ 14.91
                                                -------   -------   -------   -------    -------
  Net Investment Income.......................     1.02      1.03      1.02      1.06       1.13
  Net Realized and Unrealized Gain/Loss.......     (.41)      .37       .13       .01       1.12
  Common Share Equivalent of Distributions
    Paid to Preferred Shareholders:
    Net Investment Income.....................     (.18)     (.09)     (.08)     (.11)      (.27)
    Net Realized Gain.........................      -0-     -0-(f)      -0-       -0-        -0-
                                                -------   -------   -------   -------    -------
Total from Investment Operations..............      .43      1.31      1.07       .96       1.98
Distributions Paid to Common Shareholders:
  Net Investment Income.......................     (.88)     (.94)     (.94)     (.91)      (.82)
  Net Realized Gain...........................      -0-      (.02)      -0-       -0-        -0-
                                                -------   -------   -------   -------    -------
NET ASSET VALUE, END OF THE PERIOD............  $ 16.15   $ 16.60   $ 16.25   $ 16.12    $ 16.07
                                                =======   =======   =======   =======    =======

Common Share Market Price at End of the
  Period......................................  $ 14.02   $ 14.90   $ 14.57   $ 14.30    $ 13.79
Total Return (b)..............................    0.01%     9.15%     8.60%    10.49%     15.97%
Net Assets Applicable to Common Shares at End
  of the Period (In millions).................  $ 635.9   $ 603.6   $ 590.9   $ 586.2    $ 584.4
Ratio of Expenses to Average Net Assets
  Applicable to Common Shares (c).............    1.06%     1.19%     1.23%     1.35%      1.55%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (c)......    6.21%     6.24%     6.28%     6.70%      7.26%
Portfolio Turnover............................      33%       19%       24%       38%        28%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
  Including Preferred Shares (c)..............     .71%      .79%      .81%      .89%      1.01%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (d)......    5.12%     5.70%     5.77%     5.98%      5.51%

SENIOR SECURITIES:
  Total Preferred Shares Outstanding..........   13,000    12,000    12,000    12,000     12,000
  Asset Coverage Per Preferred Share (e)......  $73,933   $75,312   $74,245   $73,861    $73,700
  Involuntary Liquidating Preference Per
    Preferred Share...........................  $25,000   $25,000   $25,000   $25,000    $25,000
  Average Market Value Per Preferred Share....  $25,000   $25,000   $25,000   $25,000    $25,000

*  Non-Annualized

(a)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares from 6.69% to 6.70%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)Amount is less than $0.01 per share.

See Notes to Financial Statements                                             33

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At October 31, 2005, the Trust had $7,660,474 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current year, the trust utilized capital losses carried forward of $1,499,019.

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2005 continued

At October 31, 2005, the Trust had an accumulated capital loss carry forward for tax purposes of $4,301,321, which will expire according to the following schedule.

AMOUNT                                                           EXPIRATION
$ 468,317...................................................  October 31, 2008
  929,222...................................................  October 31, 2009
 2,903,782..................................................  October 31, 2011

    The capital loss carryforward above was acquired due to a merger with another regulated investment company, please see footnote 3 for details. At October 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $920,895,251
                                                              ============
Gross tax unrealized appreciation...........................  $ 41,346,914
Gross tax unrealized depreciation...........................    (3,490,505)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 37,856,409
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended October 31, 2005 and 2004 was as follows:

                                                                2005         2004
Distribution paid from:
  Ordinary Income...........................................  $202,501    $   71,612
  Long-term capital gain....................................       -0-       945,753
                                                              --------    ----------
                                                              $202,501    $1,017,365
                                                              ========    ==========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book to tax difference relating to book to tax accretion differences totaling $104,990 has been reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $   231,819
Undistributed long-term capital gain........................  $11,619,205

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2005 continued

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of gains or losses recognized for tax purposes on open futures transactions on October 31, 2005 and the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTION During the year ended October 31, 2005, the Trust's custody fee was reduced by $3,689 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. Effective November 1, 2004, the investment advisory fee was reduced from .60% to .55%.

    For the year ended October 31, 2005, the Trust recognized expenses of approximately $63,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is a partner who provides legal services to the Trust, and is therefore an affiliated person.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each Trust. For the year ended October 31, 2005, the Trust recognized expenses of approximately $103,800, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At October 31, 2005 and 2004, paid in surplus related to common shares aggregated $588,714,519 and $538,413,497. Transactions in common shares were as follows:

                                                             YEAR ENDED          YEAR ENDED
                                                          OCTOBER 31, 2005    OCTOBER 31, 2004
Beginning Shares........................................     36,365,393          36,365,393
Shares Acquired Through Merger..........................      3,014,145                 -0-
                                                             ----------          ----------
Ending Shares...........................................     39,379,538          36,365,393
                                                             ==========          ==========

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2005 continued

    On August 26, 2005, the Trust acquired all of the assets and liabilities of the Van Kampen Investment Grade Municipal Income Trust ("Investment Grade") through a tax free reorganization approved by Investment Grade's shareholders on August 12, 2005. The Trust issued 3,014,145 common shares with a net asset value of 49,914,471 and 1,000 Auction Preferred Shares ("APS") with a liquidation value of $25,000,000 in exchange for Investment Grade's net assets. The shares of Investment Grade were converted into Trust shares at a ratio 0.622886 to 1 and 1 to 1, for common shares and APS, respectively. Net unrealized appreciation of Investment Grade as of August 26, 2005 was $4,753,945. The Trust assumed Investment Grade's book to tax accretion differences, which resulted in a $20,691 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended October 31, 2005. Combined net assets on the day of reorganization were $651,946,419. Included in these net assets was a capital loss carryforward of $4,870,260, of which all can be utilized by the acquiring Trust, deferred compensation and pension of $229,350, non-accrual interest income of $10,844 and gains or losses recognized for tax purposes on open future transactions at merger date of $60,183, all carried forward from the Investment Grade Municipal Income Trust.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $306,560,500 and $298,311,861, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded.

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2005 continued

    Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended October 31, 2005, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2004.............................       22
Futures Opened..............................................    3,283
Futures Closed..............................................   (1,650)
                                                               ------
Outstanding at October 31, 2005.............................    1,655
                                                               ======

B. INVERSE FLOATING RATE SECURITIES An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. The instruments are typically used by the Trust to enhance the yield of the portfolio.

6. PREFERRED SHARES

The Trust has outstanding 13,000 APS in four series of 3,000 shares each and one series of 1,000 shares. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend periods for Series A and C are generally 7 days. The dividend periods for Series B, D and E are 28 days. The average rate in effect on October 31, 2005 was 2.62%. During the year ended October 31, 2005, the rates ranged from 1.350% to 3.000%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN MUNICIPAL TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Van Kampen Municipal Trust:

We have audited the accompanying statement of assets and liabilities of Van Kampen Municipal Trust (the "Trust"), including the portfolio of investments, as of October 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the Trust's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Municipal Trust as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
December 20, 2005

VAN KAMPEN MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, EquiServe Trust Company, N.A., as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value

VAN KAMPEN MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN continued

of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing EquiServe Trust Company, N.A., c/o Computershare Investor Services, P.O. Box 43010, Providence, Rhode Island 02940-3010. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN MUNICIPAL TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL
SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Trust during its taxable year ended October 31, 2005. The Trust designated 99.5% of the income distributions as a tax-exempt income distribution. In January, the Trust provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN MUNICIPAL TRUST

RESULTS OF SHAREHOLDER VOTES

The Annual Meeting of the Shareholders of the Trust was held on October 28, 2005, where shareholders voted on the election of trustees.

With regard to the election of the following trustees by the common shareholders of the Trust:

                                                                     # OF SHARES
                                                           -------------------------------
                                                            IN FAVOR             WITHHELD
------------------------------------------------------------------------------------------
David C. Arch............................................  35,318,433            1,036,575
Jerry D. Choate..........................................  35,249,187            1,105,822
Howard J Kerr............................................  35,251,555            1,103,453
Suzanne H. Woolsey.......................................  35,252,247            1,102,762

The other trustees of the Trust whose terms did not expire in 2005 are Rod Dammeyer, R. Craig Kennedy, Jack E. Nelson, Linda Hutton Heagy, Hugo F. Sonnenschein and Wayne W. Whalen.

VAN KAMPEN MUNICIPAL TRUST

TRUSTEES AND OFFICERS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees of the Funds generally serve three year terms or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

David C. Arch (60)            Trustee      Trustee     Chairman and Chief             72       Trustee/Director/Managing
Blistex Inc.                               since 1991  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (67)          Trustee      Trustee     Prior to January 1999,         70       Trustee/Director/Managing
33971 Selva Road                           since 2003  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN MUNICIPAL TRUST
TRUSTEE AND OFFICERS INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (65)             Trustee      Trustee     President of CAC, L.L.C.,      72       Trustee/Director/Managing
CAC, L.L.C.                                since 1991  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute. Prior to
                                                       distributor of wire,                    January 2005, Trustee of
                                                       cable and communications                the University of Chicago
                                                       connectivity products.                  Hospitals and Health
                                                       Prior to July 2000,                     Systems. Prior to April
                                                       Managing Partner of                     2004, Director of
                                                       Equity Group Corporate                  TheraSense, Inc. Prior to
                                                       Investment (EGI), a                     January 2004, Director of
                                                       company that makes                      TeleTech Holdings Inc.
                                                       private investments in                  and Arris Group, Inc.
                                                       other companies.                        Prior to May 2002,
                                                                                               Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN MUNICIPAL TRUST
TRUSTEE AND OFFICERS INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)       Trustee      Trustee     Managing Partner of            70       Trustee/Director/Managing
Heidrick & Struggles                       since 2003  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

R. Craig Kennedy (53)         Trustee      Trustee     Director and President of      70       Trustee/Director/Managing
1744 R Street, NW                          since 2003  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (70)            Trustee      Trustee     Prior to 1998, President       72       Trustee/Director/Managing
14 Huron Trace                             since 1992  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN MUNICIPAL TRUST
TRUSTEE AND OFFICERS INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)           Trustee      Trustee     President of Nelson            70       Trustee/Director/Managing
423 Country Club Drive                     since 2003  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (65)     Trustee      Trustee     President Emeritus and         72       Trustee/Director/Managing
1126 E. 59th Street                        since 1994  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           70       Trustee/Director/Managing
(63)                                       since 2003  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN MUNICIPAL TRUST

TRUSTEE AND OFFICERS INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (66)         Trustee      Trustee     Partner in the law firm        72       Trustee/Director/Managing
333 West Wacker Drive                      since 1991  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN MUNICIPAL TRUST

TRUSTEE AND OFFICERS INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (66)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Morgan Stanley and
                                                                   Morgan Stanley & Co. Incorporated. Managing Director and
                                                                   Director of Morgan Stanley Investment Management Inc. Chief
                                                                   Administrative Officer, Managing Director and Director of
                                                                   Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                                   Services Company Inc. Managing Director and Director of
                                                                   Morgan Stanley Distributors Inc. and Morgan Stanley
                                                                   Distribution Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                                   Chief Global Operations Officer of Morgan Stanley Investment
                                                                   Management Inc. and Executive Vice President of funds in the
                                                                   Fund Complex from May 2003 to September 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Amy R. Doberman (43)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

VAN KAMPEN MUNICIPAL TRUST
TRUSTEE AND OFFICERS INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (50)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)          Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              and Treasurer            since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since August 2005. Prior to
                                                                   June 2005, Vice President and Chief Financial Officer of
                                                                   Enterprise Capital Management, Inc., an investment holding company.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Trust's Chief Executive Officer has certified to the New York Stock Exchange that, as of July 18, 2005, he was not aware of any violation by the Trust of NYSE corporate governance listing standards.

The certifications by the Trust's principal executive officer and principal financial officer required by Rule 30a-2 under the 1940 Act were filed with the Trust's report to the SEC on Form N-CSR and are available on the Securities and Exchange Commission's web site at http://www.sec.gov.

  Van Kampen Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 138, 338, 538
                                                                  VKQ ANR 1/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-03009P-Y10/05

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005 and a third time in August 2005 and a fourth time in September 2005. All four editions of Exhibit B are attached. Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d) Not applicable.

(e) Not applicable.

(f)

      (1)   The Trust's Code of Ethics is attached hereto as Exhibit 12A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

                             REGISTRANT  COVERED ENTITIES(1)
2005
AUDIT FEES.................  $ 32,350             N/A

NON-AUDIT FEES
    AUDIT-RELATED FEES.....  $    400       $ 321,000(2)
    TAX FEES...............  $  1,600(3)    $       0
    ALL OTHER FEES.........  $      0       $       0
TOTAL NON-AUDIT FEES.......  $  2,000       $ 321,000

TOTAL......................  $ 34,350       $ 321,000

                             REGISTRANT  COVERED ENTITIES(1)
2004
AUDIT FEES................   $ 29,480             N/A

NON-AUDIT FEES
    AUDIT-RELATED FEES....   $    370        $ 198,000(2)
    TAX FEES..............   $  1,550(3)     $       0
    ALL OTHER FEES........   $      0        $       0
TOTAL NON-AUDIT FEES......   $  1,920        $ 198,000

TOTAL.....................   $ 31,400        $ 198,000

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

               AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.    STATEMENT OF PRINCIPLES

      The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

      The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

      For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

      The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

      The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

      The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

      The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.    DELEGATION

      As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.    AUDIT SERVICES

      The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

      In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

      The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.    AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

      The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.    TAX SERVICES

      The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

      Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.    ALL OTHER SERVICES

      The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

      The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

      Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.    PROCEDURES

      All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

      The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.    ADDITIONAL REQUIREMENTS

      The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.   COVERED ENTITIES

      Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      -  Van Kampen Investments Inc.

      -  Van Kampen Asset Management

      -  Van Kampen Advisors Inc.

      -  Van Kampen Funds Inc.

      -  Van Kampen Investor Services Inc.

      -  Morgan Stanley Investment Management Inc.

      -  Morgan Stanley Trust Company

      -  Morgan Stanley Investment Management Ltd.

      -  Morgan Stanley Investment Management Company

      -  Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry Choate and Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable to the Trust.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only for reports covering fiscal years on or after December 31, 2005.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT. (b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Trust

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 19, 2005

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: December 19, 2005